SIGNIFICANT ACCOUNTING POLICIES - Customer loyalty program (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Brokerage commission income, gross	$ 3,567,264	$ 3,640,845	$ 1,807,203
Less: revenue netted or deferred	(323,009)	(493,235)	(276,155)
Brokerage commission income, net	3,244,255	3,147,610	$ 1,531,048
Customers loyalty program
SIGNIFICANT ACCOUNTING POLICIES
Contract liabilities	$ 5,815	$ 8,968